Note 20 - Operating Segments (Details Textual)	12 Months Ended
Dec. 31, 2023
Number of Reportable Segments	2
Oakmont Capital Holdings, LLC [Member]
Subsidiary, Ownership Percentage, Noncontrolling Owner	51.00%